Business Combinations - Summary of Net cash Outflow Arising on Acquisition (Details) - USD ($) $ in Thousands					12 Months Ended
	Feb. 05, 2020	Aug. 02, 2019	Apr. 03, 2019	Jan. 04, 2019	Dec. 31, 2020	Dec. 31, 2019
Cash flows from investing activities
Net cash outflow					$ (12,016)	$ (461,691)
Stadium Goods
Cash flows from investing activities
Cash and cash equivalent balances acquired				$ 1,678
Cash consideration				(150,200)
Net cash outflow				$ (148,522)
Curiosity China
Cash flows from investing activities
Cash and cash equivalent balances acquired			$ 409
Cash consideration			(9,000)
Net cash outflow			$ (8,591)
New Guards
Cash flows from investing activities
Cash and cash equivalent balances acquired		$ 102,835
Cash consideration		(358,910)
Net cash outflow		$ (256,075)
Ambush Inc.
Cash flows from investing activities
Cash and cash equivalent balances acquired	$ 126
Cash consideration	(12,142)
Net cash outflow	$ (12,016)